GENERAL INFORMATION	6 Months Ended
Jun. 30, 2018
GENERAL INFORMATION
GENERAL INFORMATION

1GENERAL INFORMATION

VEON Ltd. (“VEON”, the “Company” and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda. VEON’s headquarters and the principal place of business is located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands.

The interim condensed consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these notes, U.S. dollar amounts are presented in millions, except for share and per share (or American Depository Shares (“ADS”)) amounts and as otherwise indicated.

VEON’s ADSs are listed on the NASDAQ Global Select Market (“NASDAQ”) and VEON’s common shares are listed on Euronext Amsterdam, the regulated market of Euronext Amsterdam N.V. (“Euronext Amsterdam”).

Share information

As of June 30, 2018, the Company’s largest shareholders and remaining free float are as follows:

Shareholder	Common shares	% of common and voting shares

L1T VIP Holdings S.à r.l. (“LetterOne”)	840,625,001	47.9%
Telenor East Holding II AS (“Telenor”)	256,703,840	14.6%
Stichting Administratiekantoor Mobile Telecommunications Investor *	145,947,562	8.3%
Free Float	513,454,732	29.2%

Total outstanding common shares	1,756,731,135	100.0%

Shares held by the Company or its subsidiaries (“Treasury shares”)	7,603,731	0.4%

* LetterOne is the holder of the depositary receipts issued by Stichting and is therefore entitled to the economic benefits (dividend payments, other distributions and sale proceeds) of such depositary receipts and, indirectly, of the 145,947,562 common shares represented by the depositary receipts. According to the conditions of administration entered into between Stichting and LetterOne (“Conditions of Administration”) in connection with the transfer of 145,947,562 ADSs from LetterOne to Stichting on March 29, 2016, Stichting has the power to vote and direct the voting of, and the power to dispose and direct the disposition of, the ADSs, in its sole discretion, in accordance with the Conditions of Administration and Stichting’s articles of association.

Nature of operations and principal activities

VEON earns revenues by providing voice and data telecommunication services through a range of traditional and broadband mobile and fixed-line technologies. As of June 30, 2018, the Company operated telecommunications services in Russia, Pakistan, Algeria, Bangladesh, Ukraine, Uzbekistan, Kazakhstan, Armenia, Georgia and Kyrgyzstan, and in Italy via a 50/50 joint venture. In the second quarter of 2018, VEON sold its operations in Laos and Tajikistan (see Note 7) and has classified its investment in the Italy Joint Venture as a disposal group held for sale and discontinued operation (see Note 12).